ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
ASSETS
Cash and cash equivalents	¥ 4,452,416		¥ 4,177,890	¥ 7,165,584	$ 609,978
Restricted cash	2,353,384		3,381,107	3,346,779	322,412
Short term investments	3,394,073		15,000		464,987
Security deposit prepaid to third-party guarantee companies	162,617		207,071		22,278
Funds receivable from third party payment service providers	462,112		1,603,419		63,309
Accounts receivable and contract assets, net	2,214,530		2,909,245		303,389
Financial assets receivable, net	1,724,691		3,118,873
Amounts due from related parties	¥ 8,510		¥ 45,346		$ 1,166
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net	¥ 26,714,428		¥ 24,604,487		$ 3,659,862
Prepaid expenses and other assets	1,464,586		329,920		200,647
Accounts receivable and contract assets, net-noncurrent	27,132		146,995		3,717
Financial assets receivable, net-non current	170,779		596,330		23,397
Amounts due from related parties, non-current	¥ 51		¥ 4,240		$ 7
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net-noncurrent	¥ 2,537,749		¥ 2,898,005		$ 347,670
Property and equipment, net	362,774		231,221		49,700
Land use rights, net	956,738		977,461		131,073
Intangible assets	11,818		13,443		1,619
Deferred tax assets	1,206,325		1,067,738		165,266
Other non-current assets	36,270		45,901		4,969
TOTAL ASSETS	48,132,618		45,818,572		6,594,142
LIABILITIES
Accrued expenses and other current liabilities	2,492,921		2,016,039		341,529
Amounts due to related parties	¥ 67,495		¥ 80,376		$ 9,247
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Short term loans	¥ 1,369,939		¥ 798,586		$ 187,681
Guarantee liabilities-stand ready	2,383,202		3,949,601	4,120,346	326,497
Guarantee liabilities-contingent	1,820,350		3,207,264		249,387
Income tax payable	1,040,687		742,210		142,574
Deferred tax liabilities	439,435		224,823		60,202
Other long-term liabilities	255,155		102,473		34,956
Total liabilities	23,886,399		23,808,715		$ 3,272,424
Net cash provided by operating activities	9,343,311	$ 1,280,027	7,118,350	5,922,515
Net cash used in investing activities	(7,994,081)	(1,095,184)	(11,147,789)	(7,355,975)
Net Cash used in Financing Activities	(2,114,463)	$ (289,680)	1,066,458	3,204,068
Consolidated VIEs
ASSETS
Cash and cash equivalents	4,005,463		4,037,256
Restricted cash	1,581,586		2,148,303
Short term investments	222		15,000
Security deposit prepaid to third-party guarantee companies	162,617		207,071
Funds receivable from third party payment service providers	462,112		1,603,419
Accounts receivable and contract assets, net	981,541		2,282,190
Financial assets receivable, net	1,553,912		2,522,543
Amounts due from related parties	¥ 3,773		¥ 13,056
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net	¥ 19,757,480		¥ 15,286,172
Prepaid expenses and other assets	1,286,259		216,087
Accounts receivable and contract assets, net-noncurrent	21,538		135,300
Financial assets receivable, net-non current	170,779		596,330
Amounts due from related parties, non-current	¥ 14		¥ 4,178
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Loans receivable, net-noncurrent	¥ 1,906,174		¥ 2,629,790
Property and equipment, net	348,706		211,041
Land use rights, net	956,738		977,461
Intangible assets	2,616		4,096
Deferred tax assets	1,124,612		1,005,666
Other non-current assets	23,256		23,327
TOTAL ASSETS	34,349,398		33,918,286
LIABILITIES
Accrued expenses and other current liabilities	2,150,644		1,805,929
Amounts due to related parties	¥ 67,495		¥ 80,376
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Short term loans	¥ 1,359,601		¥ 798,586
Guarantee liabilities-stand ready	2,383,202		3,949,601
Guarantee liabilities-contingent	1,820,350		3,207,264
Income tax payable	618,932		648,893
Other tax payable	17,965		126,765
Deferred tax liabilities	64,395		69,477
Other long-term liabilities	253,136		95,638
Total liabilities	8,735,720		10,782,529
Net revenue	13,826,053		12,902,396	12,983,458
Net income	6,156,470		3,178,907	2,443,983
Net cash provided by operating activities	8,355,774		4,406,482	3,891,528
Net cash used in investing activities	(5,837,683)		(11,176,472)	(6,750,277)
Net Cash used in Financing Activities	¥ 717,857		¥ 721,352	¥ (578)
Percentage of consolidated revenues	81.00%	81.00%	79.00%	78.00%
Percentage of consolidated total assets	71.00%	71.00%	74.00%
Percentage of consolidated total liabilities	37.00%	37.00%	45.00%